FINANCIAL ASSETS AT AMORTISED COST (Details) -Schedule of Undrawn Balances - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Beginning balance, allowance for expected credit losses	£ 3,380
Ending balance, allowance for expected credit losses	6,132	£ 3,380
The Group
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Impact of transfers between stages	1,456	604	£ 453
Other items charged to the income statement	25	(2)	23
The Group | Undrawn balances
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Beginning balance, allowance for expected credit losses	173	190
Exchange and other adjustments	0	0
Transfers to Stage 1	0	0
Transfers to Stage 2	0	0
Transfers to Stage 3	0	0
Impact of transfers between stages	90	6
Transfer between stages	90	6
Other items charged to the income statement	163	(23)
Charge to the income statement	253	(17)
Ending balance, allowance for expected credit losses	426	173	190
The Bank | Undrawn balances
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Beginning balance, allowance for expected credit losses	90	76
Exchange and other adjustments	0	0
Transfers to Stage 1	0	0
Transfers to Stage 2	0	0
Transfers to Stage 3	0	0
Impact of transfers between stages	53	7
Transfer between stages	53	7
Other items charged to the income statement	102	7
Charge to the income statement	155	14
Ending balance, allowance for expected credit losses	245	90	76
Stage 1 | The Group | Undrawn balances
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Beginning balance, allowance for expected credit losses	91	121
Exchange and other adjustments	0	(1)
Transfers to Stage 1	19	19
Transfers to Stage 2	(10)	(4)
Transfers to Stage 3	(1)	(1)
Impact of transfers between stages	(10)	(17)
Transfer between stages	(2)	(3)
Other items charged to the income statement	102	(26)
Charge to the income statement	100	(29)
Ending balance, allowance for expected credit losses	191	91	121
Stage 1 | The Bank | Undrawn balances
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Beginning balance, allowance for expected credit losses	44	41
Exchange and other adjustments	0	0
Transfers to Stage 1	9	8
Transfers to Stage 2	(5)	(2)
Transfers to Stage 3	0	0
Impact of transfers between stages	(5)	(7)
Transfer between stages	(1)	(1)
Other items charged to the income statement	59	4
Charge to the income statement	58	3
Ending balance, allowance for expected credit losses	102	44	41
Stage 2 | The Group | Undrawn balances
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Beginning balance, allowance for expected credit losses	77	63
Exchange and other adjustments	0	1
Transfers to Stage 1	(19)	(19)
Transfers to Stage 2	10	4
Transfers to Stage 3	(6)	(3)
Impact of transfers between stages	90	24
Transfer between stages	75	6
Other items charged to the income statement	69	7
Charge to the income statement	144	13
Ending balance, allowance for expected credit losses	221	77	63
Stage 2 | The Bank | Undrawn balances
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Beginning balance, allowance for expected credit losses	42	32
Exchange and other adjustments	0	0
Transfers to Stage 1	(9)	(8)
Transfers to Stage 2	5	2
Transfers to Stage 3	(3)	(2)
Impact of transfers between stages	58	15
Transfer between stages	51	7
Other items charged to the income statement	42	3
Charge to the income statement	93	10
Ending balance, allowance for expected credit losses	135	42	32
Stage 3 | The Group | Undrawn balances
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Beginning balance, allowance for expected credit losses	5	6
Exchange and other adjustments	0	0
Transfers to Stage 1	0	0
Transfers to Stage 2	0	0
Transfers to Stage 3	7	4
Impact of transfers between stages	10	(1)
Transfer between stages	17	3
Other items charged to the income statement	(8)	(4)
Charge to the income statement	9	(1)
Ending balance, allowance for expected credit losses	14	5	6
Stage 3 | The Bank | Undrawn balances
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Beginning balance, allowance for expected credit losses	4	3
Exchange and other adjustments	0	0
Transfers to Stage 1	0	0
Transfers to Stage 2	0	0
Transfers to Stage 3	3	2
Impact of transfers between stages	0	(1)
Transfer between stages	3	1
Other items charged to the income statement	1	0
Charge to the income statement	4	1
Ending balance, allowance for expected credit losses	8	4	3
POCI | The Group | Undrawn balances
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Beginning balance, allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Other items charged to the income statement	0	0
Charge to the income statement	0	0
Ending balance, allowance for expected credit losses	£ 0	£ 0	£ 0